INCOME TAXES - Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 53,348	$ 68,344
Deferred tax liabilities	(39,490)	(41,065)
Net	13,858	27,279	$ 45,308
Deferred tax assets	27,627	36,611
Deferred tax liabilities	(13,769)	(9,332)
Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,387	15,689
Deferred tax liabilities	0	0
Net	11,387	15,689
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,661	18,125
Deferred tax liabilities	(28,208)	(30,078)
Net	(12,547)	(11,953)
Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,175	11,467
Deferred tax liabilities	0	0
Net	7,175	11,467
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,532	8,749
Deferred tax liabilities	0	0
Net	4,532	8,749
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,894	6,893
Deferred tax liabilities	0	0
Net	3,894	6,893
Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,950	3,658
Deferred tax liabilities	(9,692)	(9,885)
Net	(1,742)	(6,227)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	344	353
Deferred tax liabilities	0	0
Net	344	353
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,939	2,871
Deferred tax liabilities	0	0
Net	1,939	2,871
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	466	539
Deferred tax liabilities	(1,590)	(1,102)
Net	$ (1,124)	$ (563)